CASH AND CASH EQUIVALENTS (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 38,756	$ 6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$ 107,800	$ 42,846	$ 42,063	$ 41,300